Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2018
Entity Registrant Name	dei_EntityRegistrantName	PUTNAM FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001005942
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Trading Symbol	dei_TradingSymbol	PFT
Document Creation Date	dei_DocumentCreationDate	Mar. 27, 2019
Document Effective Date	dei_DocumentEffectiveDate	Mar. 30, 2019
Prospectus Date	rr_ProspectusDate	Mar. 30, 2019
Putnam Intermediate-Term Municipal Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund summary
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Putnam Intermediate-Term Municipal Income Fund seeks as high a level of current income exempt from federal income tax as we believe is consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 13 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 30, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 69%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	69.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 13 of the fund's prospectus, in the Appendix to the fund's prospectus, and in How to buy shares beginning on page II-1 of the fund's statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Investments, risks, and performance
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Investments
		We invest mainly in bonds that pay interest that is exempt from federal income tax (but that may be subject to federal alternative minimum tax (AMT)). We normally maintain an average dollar-weighted maturity between three and ten years. The bonds we invest in are mainly investment-grade in quality. Under normal circumstances, we invest at least 80% of the fund’s net assets in tax-exempt investments, which for purposes of this policy include investments paying interest subject to the federal AMT for individuals. This investment policy cannot be changed without the approval of the fund’s shareholders. We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.
Risk [Heading]	rr_RiskHeading	Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	It is important to understand that you can lose money by investing in the fund.

The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings.

The risks associated with bond investments include interest rate risk, which means the value of the fund’s investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Since the fund invests in tax-exempt bonds, which, to be treated as tax-exempt under the Internal Revenue Code, may be issued only by limited types of issuers for limited types of projects, the fund’s investments may be focused in certain market segments. Consequently, the fund may be more vulnerable to fluctuations in the values of the securities it holds than a fund that invests more broadly. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds, which can be more sensitive to changes in markets, credit conditions, and interest rates. Interest the fund receives might be taxable.

The fund may not achieve its goal, and it is not intended to be a complete investment program.

		An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to understand that you can lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund's performance year to year and over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	putnam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns for class A shares before sales charges
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best calendar quarter Q2 2017 2.03% Worst calendar quarter Q4 2016 −3.82%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.82%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns after sales charges (for periods ended 12/31/18)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.
Putnam Intermediate-Term Municipal Income Fund | Bloomberg Barclays 7-year Municipal Bond Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.66%
5 Years	rr_AverageAnnualReturnYear05	2.98%
Since Inception	rr_AverageAnnualReturnSinceInception	2.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 18, 2013
Putnam Intermediate-Term Municipal Income Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.43%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	1.19%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.87%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.01%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 484
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	870
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,280
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,424
Annual Return 2014	rr_AnnualReturn2014	5.12%
Annual Return 2015	rr_AnnualReturn2015	1.79%
Annual Return 2016	rr_AnnualReturn2016	(1.16%)
Annual Return 2017	rr_AnnualReturn2017	5.12%
Annual Return 2018	rr_AnnualReturn2018	0.78%
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	(3.25%)
5 Years	rr_AverageAnnualReturnYear05	1.47%
Since Inception	rr_AverageAnnualReturnSinceInception	1.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 18, 2013
Putnam Intermediate-Term Municipal Income Fund | Class A | after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(3.27%)
5 Years	rr_AverageAnnualReturnYear05	1.45%
Since Inception	rr_AverageAnnualReturnSinceInception	1.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 18, 2013
Putnam Intermediate-Term Municipal Income Fund | Class A | after taxes on distributions and sale of fund shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.22%)
5 Years	rr_AverageAnnualReturnYear05	1.45%
Since Inception	rr_AverageAnnualReturnSinceInception	1.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 18, 2013
Putnam Intermediate-Term Municipal Income Fund | Class B
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[3]
Management fees	rr_ManagementFeesOverAssets	0.43%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.85%
Other expenses	rr_OtherExpensesOverAssets	1.19%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.47%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.01%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.46%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 649
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	973
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,424
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,581
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	149
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	673
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,224
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,581
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	(4.85%)
5 Years	rr_AverageAnnualReturnYear05	1.31%
Since Inception	rr_AverageAnnualReturnSinceInception	0.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 18, 2013
Putnam Intermediate-Term Municipal Income Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Management fees	rr_ManagementFeesOverAssets	0.43%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	1.19%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.62%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.01%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.61%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 264
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	718
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,300
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,879
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	164
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	718
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,300
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,879
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	(1.05%)
5 Years	rr_AverageAnnualReturnYear05	1.54%
Since Inception	rr_AverageAnnualReturnSinceInception	0.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 18, 2013
Putnam Intermediate-Term Municipal Income Fund | Class M
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.25%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.43%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	1.19%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.12%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.01%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.11%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 434
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	873
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,337
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,620
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	(2.79%)
5 Years	rr_AverageAnnualReturnYear05	1.38%
Since Inception	rr_AverageAnnualReturnSinceInception	0.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 18, 2013
Putnam Intermediate-Term Municipal Income Fund | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.43%
Other expenses	rr_OtherExpensesOverAssets	1.15%	[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.58%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.01%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.57%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 58
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	400
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	765
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,793
Label	rr_AverageAnnualReturnLabel	before taxes	[6]
1 Year	rr_AverageAnnualReturnYear01	1.03%	[6]
5 Years	rr_AverageAnnualReturnYear05	2.56%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	1.98%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 18, 2013	[6]
Putnam Intermediate-Term Municipal Income Fund | Class Y
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.43%
Other expenses	rr_OtherExpensesOverAssets	1.19%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.62%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.01%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.61%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 62
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	412
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	786
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,837
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	1.04%
5 Years	rr_AverageAnnualReturnYear05	2.56%
Since Inception	rr_AverageAnnualReturnSinceInception	1.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 18, 2013
Putnam Short-Term Municipal Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund summary
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Putnam Short-Term Municipal Income Fund seeks as high a level of current income exempt from federal income tax as we believe is consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 13 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 30, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 76%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	76.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 13 of the fund's prospectus, in the Appendix to the fund's prospectus, and in How to buy shares beginning on page II-1 of the fund's statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Investments, risks, and performance
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Investments
		We invest mainly in bonds that pay interest that is exempt from federal income tax (but that may be subject to federal alternative minimum tax (AMT)) and that have short-term maturities (i.e., three years or less). The bonds we invest in are mainly investment-grade in quality. Under normal circumstances, we invest at least 80% of the fund’s net assets in tax-exempt investments, which for purposes of this policy include investments paying interest subject to the federal AMT for individuals. This investment policy cannot be changed without the approval of the fund’s shareholders. We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.
Risk [Heading]	rr_RiskHeading	Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	It is important to understand that you can lose money by investing in the fund.

The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings.

The risks associated with bond investments include interest rate risk, which means the value of the fund’s investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Since the fund invests in tax-exempt bonds, which, to be treated as tax-exempt under the Internal Revenue Code, may be issued only by limited types of issuers for limited types of projects, the fund’s investments may be focused in certain market segments. Consequently, the fund may be more vulnerable to fluctuations in the values of the securities it holds than a fund that invests more broadly. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds, which can be more sensitive to changes in markets, credit conditions, and interest rates. Interest the fund receives might be taxable.

		The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to understand that you can lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund's performance year to year and over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	putnam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns for class A shares before sales charges
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best calendar quarter Q1 2017 0.81% Worst calendar quarter Q4 2016 −0.86%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.86%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns after sales charges (for periods ended 12/31/18)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.
Putnam Short-Term Municipal Income Fund | Bloomberg Barclays 3-year Municipal Bond Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.76%
5 Years	rr_AverageAnnualReturnYear05	1.16%
Since Inception	rr_AverageAnnualReturnSinceInception	1.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 18, 2013
Putnam Short-Term Municipal Income Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%	[1]
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.34%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	1.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.62%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.01%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.61%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 286
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	628
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	993
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,020
Annual Return 2014	rr_AnnualReturn2014	0.53%
Annual Return 2015	rr_AnnualReturn2015	0.24%
Annual Return 2016	rr_AnnualReturn2016	(0.24%)
Annual Return 2017	rr_AnnualReturn2017	1.61%
Annual Return 2018	rr_AnnualReturn2018	1.34%
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	(0.94%)
5 Years	rr_AverageAnnualReturnYear05	0.24%
Since Inception	rr_AverageAnnualReturnSinceInception	0.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 18, 2013
Putnam Short-Term Municipal Income Fund | Class A | after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(0.95%)
5 Years	rr_AverageAnnualReturnYear05	0.23%
Since Inception	rr_AverageAnnualReturnSinceInception	0.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 18, 2013
Putnam Short-Term Municipal Income Fund | Class A | after taxes on distributions and sale of fund shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.36%
Since Inception	rr_AverageAnnualReturnSinceInception	0.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 18, 2013
Putnam Short-Term Municipal Income Fund | Class B
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[7]
Management fees	rr_ManagementFeesOverAssets	0.34%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Other expenses	rr_OtherExpensesOverAssets	1.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.82%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.01%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 183
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	474
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	891
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,001
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	83
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	474
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	891
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,001
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	0.24%
5 Years	rr_AverageAnnualReturnYear05	0.50%
Since Inception	rr_AverageAnnualReturnSinceInception	0.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 18, 2013
Putnam Short-Term Municipal Income Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Management fees	rr_ManagementFeesOverAssets	0.34%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	1.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.37%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.01%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.36%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 238
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	643
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,174
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,629
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	138
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	643
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,174
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,629
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	(0.32%)
5 Years	rr_AverageAnnualReturnYear05	0.10%
Since Inception	rr_AverageAnnualReturnSinceInception	0.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 18, 2013
Putnam Short-Term Municipal Income Fund | Class M
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.34%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	1.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.67%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.01%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.66%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 142
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	499
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	881
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,952
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	0.63%
5 Years	rr_AverageAnnualReturnYear05	0.49%
Since Inception	rr_AverageAnnualReturnSinceInception	0.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 18, 2013
Putnam Short-Term Municipal Income Fund | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.34%
Other expenses	rr_OtherExpensesOverAssets	1.00%	[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.34%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.01%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.33%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 34
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	325
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	637
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,524
Label	rr_AverageAnnualReturnLabel	before taxes	[6]
1 Year	rr_AverageAnnualReturnYear01	1.75%	[6]
5 Years	rr_AverageAnnualReturnYear05	0.96%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	0.93%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 18, 2013	[6]
Putnam Short-Term Municipal Income Fund | Class Y
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.34%
Other expenses	rr_OtherExpensesOverAssets	1.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.37%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.01%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.36%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 37
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	334
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	653
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,558
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	1.70%
5 Years	rr_AverageAnnualReturnYear05	0.95%
Since Inception	rr_AverageAnnualReturnSinceInception	0.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 18, 2013

[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through March 30, 2020. This obligation may be modified or discontinued only with approval of the Board of Trustees.
[3]	This charge is phased out over six years.
[4]	This charge is eliminated after one year.
[5]	Other expenses for class R6 shares have been annualized.
[6]	Performance for class R6 shares prior to their inception (5/22/18) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.
[7]	This charge is phased out over two years.